Revenue - Summary Of Revenue Information By Customer Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,007	$ 549
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	960	333
United States
Disaggregation of Revenue [Line Items]
Total revenue		215
Others
Disaggregation of Revenue [Line Items]
Total revenue	$ 47	$ 1